Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information

20. Segment Information

The reportable segments presented below represent the Company’s operating segments for which separate financial information is available and which is utilized on a regular basis by its chief operating decision maker to assess performance and to allocate resources. In identifying its reportable segments, the Company also considers the nature of services provided by its operating segments. Management evaluates the operating results of each of its reportable segments based upon net sales and Adjusted EBITDA (a non-GAAP measure). Adjusted EBITDA consists of EBITDA, which is defined as net income (loss) before depreciation and amortization, interest (income) expense and income taxes, each of which is presented in the Company’s Condensed Consolidated Statements of Operations and adjusted for certain items as discussed below. The Company’s presentation of Adjusted EBITDA may not be comparable to similar measures used by other companies. Business segment assets are the owned or allocated assets used by each business.

The Company is organized into three segments: Functional Amines, Specialty Amines, and Crop Protection.

•	Functional Amines. This segment serves the needs of external customers that use our alkylamines products as the integral element in their chemical processes for the production of formulated products applied in a variety of end-markets such as agriculture, personal & home care, animal nutrition, and oil & gas. Through this segment, we also produce basic amines, which are captively used as building blocks to produce our downstream derivatives through our Specialty Amines and Crop Protection segments, serving a variety of attractive, non-cyclical end-markets. Approximately 30% of the Functional Amines production is used internally and forms the basis of our vertically integrated model.

•	Specialty Amines. This segment sells alkylamine derivatives for use in the water treatment, personal & home care, oil & gas and animal nutrition end-markets, and specialty additives for use in the pharmaceutical, industrial coatings and metal working fluid end-markets. This segment is downstream from the Functional Amines segment and uses that segment’s production as one of its key raw materials. The Specialty Amines segment’s customers are typically large, multinational enterprises who are leading players in their industry.

•	Crop Protection. This segment sells alkylamine derivatives, active ingredients and formulated products for use in the agriculture and crop protection end-markets. The majority of the segment’s customers range from multinational crop protection and agricultural enterprises to large local farms.

The Company presents Adjusted EBITDA to enhance a prospective investor’s understanding of the results of operations and financial condition. EBITDA consists of profit for the period before interest, taxes, depreciation and amortization. Adjusted EBITDA consists of EBITDA and eliminates (i) transaction costs, (ii) restructuring charges, (iii) foreign currency exchange gains/losses, (iv) non-cash equity in earnings/losses of unconsolidated affiliates net of cash dividends received (v) stock option compensation and (vi) Sponsor management and director fees and expenses (Successor Period only). The Company believes that making such adjustments provides investors meaningful information to understand the operating results and the ability to analyze financial and business trends on a period-to-period basis consistent with how management views the business.

	Net Sales (1)
	Successor				Predecessor
	Three Months Ended September 30,		Nine Months Ended September 30,		January 1 through February 14,
(In millions)	2013	2012	2013	2012	2012
Functional amines	$133	$118	$410	$318	$64
Specialty amines	132	130	396	302	61
Crop protection	37	36	111	91	19

Total Company Sales	$302	$284	$917	$711	$144

(1)	No intersegment sales exist because the majority of the product is transferred at cost and is not sold between segments with a profit.

Products are transferred from the Functional Amines segment to the Specialty Amines segment at cost and therefore are not recorded as a sale. Accordingly, the Functional Amines segment does not reflect profit on products transferred to the Specialty Amines segment. Products are transferred from the Functional Amines segment to the Crop Protection segment on a basis intended to reflect as nearly as practicable, the market value of the products.

	Adjusted EBITDA
	Successor				Predecessor
	Three Months Ended September 30,		Nine Months Ended September 30,		January 1 through February 14,
(In millions)	2013	2012	2013	2012	2012
Functional amines	$32	$30	$96	$81	$15
Specialty amines	23	23	68	53	9
Crop protection	11	9	34	27	6

Total Company Adjusted EBITDA	$66	$62	$198	$161	$30

Reconciling items:
Transaction costs	—	—	—	(68)	—
Foreign currency exchange losses	(5)	(2)	(2)	(3)	—
Income (loss) of equity method investment	1	(1)	—	(2)
Stock option compensation	(1)	—	(1)	—	(60)
Loss on early debt extinguishment	—	—	(12)	—	—
Apollo fees	—	1	(39)	(1)	—
Depreciation and amortization	(29)	(25)	(85)	(64)	(7)
Interest expense, net	(18)	(20)	(66)	(50)	(8)
Income tax (expense) benefit	(8)	(8)	8	(2)	(9)

Net income (loss) for the period	$6	$7	$1	$(29)	$(54)

The following table is depreciation and amortization by segment:

	Depreciation and Amortization
	Successor				Predecessor
	Three Months Ended September 30,		Nine Months Ended September 30,		January 1 through February 14,
(In millions)	2013	2012	2013	2012	2012
Functional amines	$11	$15	$32	$29	$4
Specialty amines	11	3	33	21	2
Crop protection	7	7	20	14	1

Total depreciation and amortization	$29	$25	$85	$64	$7

The following table is total assets by segment:

(In millions)	Total Assets
	September 30, 2013	December 31, 2012
Functional Amines	$690	$685
Specialty Amines	609	608
Crop Protection	373	381
Corporate	141	173

Total Assets	$1,813	$1,847

The assets per segment include investments in equity method investees and expenditures for long lived assets.

18. Segment Information

The reportable segments presented below represent the Company’s operating segments for which separate financial information is available and which is utilized on a regular basis by its chief operating decision maker to assess performance and to allocate resources. In identifying its reportable segments, the Company also considers the nature of services provided by its operating segments. Management evaluates the operating results of each of its reportable segments based upon net sales and Adjusted EBITDA (a non-GAAP measure). Adjusted EBITDA consists of EBITDA, which is defined as net income (loss) before depreciation and amortization, interest (income) expense and income taxes, each of which is presented in the Company’s Consolidated Statements of Operations and adjusted for certain items as discussed below. The Company’s presentation of Adjusted EBITDA may not be comparable to similar measures used by other companies. Business segment assets are the owned or allocated assets used by each business.

The Company is organized into three segments: Functional Amines, Specialty Amines, and Crop Protection.

•	Functional Amines. This segment serves the needs of external customers that use our alkylamine products as the integral element in their chemical processes for the production of formulated products applied in a variety of end-markets such as agriculture, personal & home care, animal nutrition, and oil & gas. Through this segment, we also produce basic amines, which are captively used as building blocks to produce our downstream derivatives through our Specialty Amines and Crop Protection segments, serving a variety of attractive, non-cyclical end-markets. Approximately 30% of the Functional Amines production is used internally and forms the basis of our vertically integrated model.

•	Specialty Amines. This segment sells alkylamine derivatives for use in the water treatment, personal & home care, oil & gas and animal nutrition end-markets, and specialty additives for use in the pharmaceutical, industrial coatings and metal working fluid end-markets. This segment is downstream from the Functional Amines segment and uses that segment’s production as one of its key raw materials. The Specialty Amines segment’s customers are typically large, multinational enterprises who are leading players in their industry.

•	Crop Protection. This segment sells alkylamine derivatives, active ingredients and formulated products for use in the agriculture and crop protection end-markets. The majority of the segment’s customers range from multinational crop protection and agricultural enterprises to large local farms.

The Company presents Adjusted EBITDA to enhance a prospective investor’s understanding of the results of operations and financial condition. EBITDA consists of profit for the period before interest, taxation, depreciation and amortization. Adjusted EBITDA consists of EBITDA and eliminates (i) transaction costs, (ii) restructuring charges, (iii) foreign currency exchange gains/losses, (iv) non-cash equity in earnings/losses of unconsolidated affiliates net of cash dividends received (v) stock option compensation and (vi) sponsor management and director fees and expenses (Successor Period only). The Company believes that making such adjustments provides investors meaningful information to understand the operating results and ability to analyze financial and business trends on a period-to-period basis consistent with how management views the business.

	Net Sales (1)
	Successor	Predecessor
	Year ended December 31, 2012	January 1 through February 14, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Functional Amines	$437	$64	$515	$465
Specialty Amines	417	61	460	357
Crop Protection	118	19	148	129

Total Company	$972	$144	$1,123	$951

(1)	No intersegment sales exist because the majority of the product is transferred at cost and is not sold between segments with a profit.

Products are transferred from the Functional Amines segment to the Specialty Amines segment at cost and therefore are not recorded as a sale. Accordingly, the Functional Amines segment does not reflect profit on products transferred to the Specialty Amines segment. Products are transferred from the Functional Amines segment to the Crop Protection segment on a basis intended to reflect as nearly as practicable, the market value of the products.

	Adjusted EBITDA
	Successor	Predecessor
	Year ended December 31, 2012	January 1 through February 14, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Functional Amines	$107	$15	$110	$106
Specialty Amines	71	9	78	57
Crop Protection	32	6	41	40

Total Adjusted EBITDA	$210	$30	$229	$203

Reconciling items:
Transaction costs	(70)	—	(5)	(2)
Restructuring charges	—	—	(11)	—
Foreign exchange gains/losses	(4)	—	(2)	2
Losses of equity method investment	(2)	—	(2)	—
Stock option compensation	—	(60)	—	—
Apollo fees	(5)	—	—	—
Depreciation and Amortization	(90)	(7)	(71)	(74)
Interest expense, net	(70)	(8)	(75)	(74)
Income tax (expense)/benefit	3	(9)	(33)	(33)

Net Income (loss)	$(28)	$(54)	$30	$22

Depreciation and Amortization

	DEPRECIATION AND AMORTIZATION
	Successor	Predecessor
	Year ended December 31, 2012	January 1 through February 14, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Functional Amines	$39	$4	$41	$48
Specialty Amines	34	2	22	19
Crop Protection	17	1	9	7

Total Company	$90	$7	$72	$74

The following table is assets by segment:

	TOTAL ASSETS
	Successor	Predecessor
	December 31, 2012	December 31, 2011
Functional Amines	$685	$426
Specialty Amines	608	412
Crop Protection	381	322
Corporate	173	174

Total Company	$1,847	$1,334

The assets per segment include investments in equity method investees and expenditure in long lived assets.

Geographic Information

	United States	Belgium	Other Countries	Company wide Goodwill & Intangible	Total
Predecessor
On or for the year ended December 31, 2010
Net Sales	$466	$390	$95	$—	$951
Total Assets	243	210	101	760	1,314
Net property and equipment	100	140	6	—	246
On or for the year ended December 31, 2011
Net Sales	$533	$483	$107	$—	$1,123
Total Assets	291	231	97	715	1,334
Net property and equipment	116	131	2	—	249

Successor
On or for the year ended December 31, 2012
Net Sales	$564	$434	$118	$—	$1,116
Total Assets	1,533	186	128	—	1,847
Net property and equipment	239	159	36	—	434